Borrowings - Schedule of composition of borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT
Debentures and other loans	€ 166,521	€ 132,768
CURRENT
Debentures and other loans	20,852	44,079
TOTAL BORROWINGS	€ 187,373	€ 176,847